UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Diamond Asset Management, LLC
Address: 500 Skokie Blvd.
         Northbrook IL 60062

Form 13F File Number: 28- 12697

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Richard Marks
Title: Managing Dirctor
Phone: 847-559-1002

Signature, Place, and Date of Signing:

/s/ Richard Marks                 Northbrook, IL                2/10/09
-----------------                 --------------                -------
   [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        ------------------

Form 13F Information Table Entry Total: 4
                                        ------------------

Form 13F Information Table Value Total: 328
                                        ------------------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      NONE

                Column 1               Column 2    Column 3     Column 4       Column 5     Column 6  Column 7         Column 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                 Value    SHRS OR  Sh/ Put/ Investment Other        Voting Authority
Name of Issuer                      Title of Class   CUSIP      (x1,000)  PRN AMT  Prn Call Discretion Managers    Sole  Shared None
------------------------------------------------------------------------------------------------------------------------------------
Coeur D Alene Mines Corp            COM              192108 10 8   101.2    115,000 SH        Sole               115,000
HECLA MNG CO                        COM              422704 10 6    84.5     29,100 SH        Sole                29,100
Northgate Mineral Corporation       COM              666416 10 2   137.0    165,000 SH        Sole               165,000
Nutrition 21 Inc                    COM              67069V 10 8     5.1     31,272 SH        Sole                31,272